Loans (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Dec. 31, 2010
Loan balances by portfolio segment
Total retained loans	$ 675,437	$ 706,841	$ 685,498
Held-for-sale	8,754		5,453
At fair value	1,805		1,976
Total loans	685,996		692,927
Loan purchases and sales, and reclassifications from retained loans to loans held-for-sale excludes loans recorded at fair value
Purchases	2,115	0
Sales	1,134	0
Retained loans reclassified to held-for-sale	2,089	0
Wholesale [Member]
Loan balances by portfolio segment
Total retained loans	229,648		222,510
Held-for-sale	4,554		3,147
At fair value	1,805		1,976
Total loans	236,007		227,633
Loan purchases and sales, and reclassifications from retained loans to loans held-for-sale excludes loans recorded at fair value
Purchases	123	0
Sales	877	0
Retained loans reclassified to held-for-sale	177	0
Consumer Excluding Credit Card [Member]
Loan balances by portfolio segment
Total retained loans	320,998		327,464
Held-for-sale	188		154
At fair value	0		0
Total loans	321,186		327,618
Loan purchases and sales, and reclassifications from retained loans to loans held-for-sale excludes loans recorded at fair value
Purchases	1,992	0
Sales	257	0
Retained loans reclassified to held-for-sale	0	0
Credit Card [Member]
Loan balances by portfolio segment
Total retained loans	124,791		135,524
Held-for-sale	4,012		2,152
At fair value	0		0
Total loans	128,803		137,676
Loan purchases and sales, and reclassifications from retained loans to loans held-for-sale excludes loans recorded at fair value
Purchases	0	0
Sales	0	0
Retained loans reclassified to held-for-sale	$ 1,912	$ 0